Long-term Debt - Estimated Fair Value of Eurobonds (Detail) - Eurobonds [Member] - EUR (€) € in Thousands		Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Principal amount		€ 3,238,153	€ 988,153
Carrying amount		3,277,638	1,083,215
Fair value	[1]	€ 3,386,213	€ 1,100,849

[1]	Source: Bloomberg Finance LP.